Income tax expense (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Summary of Income Tax Recognized in Income or Loss

Income tax recognized in income or loss:

	2023	2022
Current tax expense
Current period	192,388	263,877
Adjustment for prior years	1,943	(12,988)
	194,331	250,889
Deferred tax expense (recovery)
Origination and reversal of temporary differences	(20,102)	(19,834)
Variation in tax rate	1,551	(242)
Adjustment for prior years	(3,893)	11,596
	(22,444)	(8,480)
Income tax expense	171,887	242,409

Summary of Income Tax Recognized in Other Comprehensive Income

Income tax recognized in other comprehensive income:

	2023			2022
		Tax			Tax
	Before	(benefit)	Net of	Before	(benefit)	Net of
	tax	expense	tax	Tax	expense	tax
Foreign currency translation differences	(881)	-	(881)	(10,148)	-	(10,148)
Defined benefit plan remeasurement gains (losses)	2,676	660	2,016	85,184	21,676	63,508
Employee benefit	-	-	-	304	12	292
Gain (loss) on net investment hedge	37,913	(1,792)	39,705	(76,141)	(4,095)	(72,046)
Change in fair value of investment in equity securities	8,383	1,102	7,281	(6,573)	(1,078)	(5,495)
	48,091	(30)	48,121	(7,374)	16,515	(23,889)

Summary of Reconciliation of Effective Tax Rate

Reconciliation of effective tax rate:

		2023		2022
Income before income tax		676,764		1,065,641
Income tax using the Company’s
statutory tax rate	26.5%	179,342	26.5%	282,395

Increase (decrease) resulting from:
Rate differential between jurisdictions	0.1%	548	-0.2%	(2,206)
Variation in tax rate	0.2%	1,551	0.0%	(242)
Non deductible expenses	0.3%	2,005	0.3%	3,105
Tax deductions and tax
exempt income*	-2.2%	(14,909)	-3.8%	(40,172)
Adjustment for prior periods	-0.3%	(1,950)	-0.1%	(1,392)
Multi-jurisdiction tax	0.8%	5,300	0.1%	921
	25.4%	171,887	22.7%	242,409

* Tax deductions and tax exempt income for 2022 is mainly due to the gain on sale of business recorded on the sale of CFI’s Truckload, Temp Control and Mexican non-asset logistics businesses resulting in no taxes.